NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
NOTES PAYABLE

NOTE I – NOTES PAYABLE

Notes payable consist of:

	Principal Balance		Accrued Interest Balance
	December 31,		December 31,
Description (i)	2021	2020	2021	2020
Gary Sumner June 29, 2017 note, interest at 5% compounded (default simple interest at 18%), due March 31, 2018	$45,000	$45,000	$106,155	$98,055
LTC International Corp July 3, 2018 note, interest at 20.8% (default interest at 41.6%), due December 17, 2018	4,732	4,732	28,739	26,770
Richard Wynns July 27, 2010 note, interest at 18% compounded (default compounded interest at 21%), due January 23, 2011	25,000	25,000	240,877	190,908
William Rittman May 10, 2016 note, interest at 16% compounded, due August 29, 2016	3,000	11,250	-	8,545
Barclay Lyons March 15, 2011 note, interest at 18.99% (default interest at 28.99%), due March 25, 2011	15,000	15,000	46,922	42,574
John Kroon March 17, 2010 note, interest at 18% compounded (default compounded interest at 21%), due September 13, 2010	10,000	10,000	104,704	83,146
Walter Jay Bell October 18, 2013 note, interest at 10%, due November 29, 2013	10,000	10,000	8,257	7,246
Walter Jay Bell April 24, 2016 note, interest at 10%, due June 30, 2016	8,641	8,641	2,483	2,046
George Ferch March 29, 2011 note, interest at 0% (default compounded interest at 21%), due June 27, 2011	5,000	5,000	39,572	31,195
Blackridge, LLC April 11, 2012 note, interest at 5% (default interest at 5%), due May 25, 2012	1,500	1,500	952	877
Total	$127,873	$136,123	$578,661	$491,362

(i)	Unless otherwise noted, interest is simple interest.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
NOTES PAYABLE

NOTE I – NOTES PAYABLE

Notes payable consist of:

	Principal Balance		Accrued Interest Balance
Description (i)	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021

Gary Sumner June 29, 2017 note, interest at 5% compounded (default simple interest at 18%), due March 31, 2018	$45,000	$45,000	$108,153	$106,155
LTC International Corp July 3, 2018 note, interest at 20.8% (default interest at 41.6%), due December 17, 2018	4,732	4,732	29,224	28,739
Richard Wynns July 27, 2010 note, interest at 18% compounded (default compounded interest at 21%), due January 23, 2011	25,000	25,000	253,286	240,877
William Rittman May 10, 2016 note, interest at 16% compounded, due August 29, 2016	-	3,000	-	-
Barclay Lyons March 15, 2011 note, interest at 18.99% (default interest at 28.99%), due March 25, 2011	15,000	15,000	47,995	46,922
John Kroon March 17, 2010 note, interest at 18% compounded (default compounded interest at 21%), due September 13, 2010	10,000	10,000	110,057	104,704
Walter Jay Bell October 18, 2013 note, interest at 10%, due November 29, 2013	10,000	10,000	8,504	8,257
Walter Jay Bell April 24, 2016 note, interest at 10%, due June 30, 2016	8,641	8,641	2,589	2,483
George Ferch March 29, 2011 note, interest at 0% (default compounded interest at 21%), due June 27, 2011	5,000	5,000	41,653	39,572
Blackridge, LLC April 11, 2012 note, interest at 5% (default interest at 5%), due May 25, 2012	1,500	1,500	971	952
Total	$124,873	$127,873	$602,432	$578,661

(i)	Unless otherwise noted, interest is simple interest.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(Unaudited)